Goodwill (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Feb. 28, 2018	Dec. 31, 2017
Goodwill	$ 2,213	$ 2,213
123Wish, Inc. [Member]
Goodwill	419	419	$ 419
Love Media House, Inc. C. Rod, Inc. [Member]
Goodwill	1,172	1,172
Browning Productions & Entertainment, Inc [Member]
Goodwill	$ 622	$ 622